Offerings - Offering: 1	Sep. 30, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	25,000,000
Proposed Maximum Offering Price per Unit	186.13
Maximum Aggregate Offering Price	$ 4,653,250,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 404,832.75
Offering Note	Represents the shares of common stock of the registrant that may be offered for resale by the selling stockholder upon exercise of the warrant to purchase the registrant's common stock, pursuant to the prospectus contained in the registration statement to which this exhibit is attached. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares of common stock being registered hereunder include such indeterminate number of shares of common stock as may be issuable upon stock splits, stock dividends, or other distribution, recapitalization or similar events. The Proposed Maximum Offering Price per Unit and Maximum Aggregate Offering Price have been estimated in accordance with Rule 457(c) under the Securities Act solely for purposes of calculating the registration fee. The Proposed Maximum Offering Price per Unit and Maximum Aggregate Offering Price are based on the average of the high and low prices of the registrant's common stock as reported on the NASDAQ Global Select Market on September 29, 2026, which date is within five business days prior to filing this registration statement.